RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Monthly Payment [Member]
Operating Leases annual rental expense	¥ 1,280,000	$ 200,000
Nanjing Recon [Member] | Founders
Lessee, Operating Lease, Period of Contract	April 1, 2020 - March 31, 2022	April 1, 2020 - March 31, 2022
Nanjing Recon [Member] | Founders | Monthly Payment [Member]
Operating Leases annual rental expense	¥ 40,000	$ 6,194
Bhd [Member] | Founders
Lessee, Operating Lease, Period of Contract	Jan 1, 2021- Dec 31, 2021	Jan 1, 2021- Dec 31, 2021
Bhd [Member] | Founders | Monthly Payment [Member]
Operating Leases annual rental expense	¥ 22,500	$ 3,484
Bhd [Member] | Founders' family member [Member]
Lessee, Operating Lease, Period of Contract	Mar 1, 2021 - Dec 31, 2021	Mar 1, 2021 - Dec 31, 2021
Bhd [Member] | Founders' family member [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	¥ 31,667	$ 4,904
Recon BJ [Member] | Founders
Lessee, Operating Lease, Period of Contract	May 1, 2021 - Dec 31, 2021	May 1, 2021 - Dec 31, 2021
Recon BJ [Member] | Founders | Monthly Payment [Member]
Operating Leases annual rental expense	¥ 12,500	$ 1,936